Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Gross written premiums	$ 349,291,905	$ 301,618,486	$ 275,102,191
Reinsurers' share of insurance premiums	(97,139,370)	(98,188,088)	(114,334,750)
Net written premiums	252,152,535	203,430,398	160,767,441
Change in unearned premiums	(37,959,341)	(11,560,663)	(23,023,130)
Reinsurers' share of change in unearned premiums	1,349,702	(8,560,116)	8,988,473
Net change in unearned premiums	(36,609,639)	(20,120,779)	(14,034,657)
Net premiums earned	215,542,896	183,309,619	146,732,784
Claims and claim adjustment expenses	(159,824,136)	(211,044,400)	(252,154,218)
Reinsurers' share of claims	41,760,648	125,756,899	165,223,681
Net claims and claim adjustment expenses	(118,063,488)	(85,287,501)	(86,930,537)
Commissions earned	13,930,139	16,817,154	16,709,347
Policy acquisition costs	(59,365,577)	(58,780,676)	(52,941,057)
Net policy acquisition expenses	(45,435,438)	(41,963,522)	(36,231,710)
Net underwriting results	52,043,970	56,058,596	23,570,537
General and administrative expenses	(39,265,945)	(35,351,679)	(30,902,604)
Net investment income	13,374,076	10,310,296	12,564,842
Share of loss from associates	(376,104)	(885,673)	992,218
Impairment loss on insurance receivables	(628,887)	(472,124)	(1,214,456)
Other revenues	1,428,265	902,750	856,540
Other expenses	(2,194,666)	(1,586,281)	(1,466,042)
Listing related expenses	(4,831,976)
Gain (loss) on foreign exchange	5,704,249	(3,371,941)	2,615,883
Profit before tax	25,252,982	25,603,944	7,016,918
Income tax	(1,687,583)	(62,241)	14,422
Profit for the year	$ 23,565,399	$ 25,541,703	$ 7,031,340
Earnings per share
Basic and diluted earnings per share attributable to equity holders	$ 0.17	$ 0.18	$ 0.05